Major Customers	12 Months Ended
Dec. 31, 2013
Major Customers [Abstract]
Major Customers

17. MAJOR CUSTOMERS

The Partnership had revenues or receivables from the following major customers that in each period equaled or exceeded 10% of revenues or receivables (Note: customers with “n/a” had revenue or receivables below the 10% threshold in any period where this is indicated):

	December 31, 2013 Receivable Balance	Year Ended December 31, 2013 Sales	December 31, 2012 Receivable Balance	Year Ended December 31, 2012 Sales	December 31, 2011 Receivable Balance	Year Ended December 31, 2011 Sales
	(in thousands)
NRG Energy Inc. (fka GenOn Energy, Inc.)	$ 3,046	$ 55,246	$ 3,158	$ 53,661	$ 3,254	$ 56,000
American Electric Power Company, Inc.	1,434	30,070	3,450	36,308	3,556	43,840
Indiana Harbor Coke Company, L.P.	n/a	n/a	6,597	40,133	4,259	39,767
Blackstone Resources, Inc.	n/a	n/a	n/a	n/a	3,553	23,104
PPL Corporation	n/a	n/a	2,760	37,364	3,038	46,672